Document and Entity Information	12 Months Ended
Aug. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 30, 2012
Registrant Name	PUTNAM FUNDS TRUST
Central Index Key	0001005942
Amendment Flag	false
Document Creation Date	Aug 28, 2012
Document Effective Date	Aug 30, 2012
Prospectus Date	Aug 30, 2012

PUTNAM ASIA PACIFIC EQUITY FUND
Fund summary
Goal
Putnam Asia Pacific Equity Fund seeks long-term capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees PUTNAM ASIA PACIFIC EQUITY FUND	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PUTNAM ASIA PACIFIC EQUITY FUND		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		1.69%	1.69%	1.69%	1.69%	1.69%	1.69%
Total annual fund operating expenses		2.79%	3.54%	3.54%	3.29%	3.04%	2.54%
Expense reimbursement	[2]	(1.16%)	(1.16%)	(1.16%)	(1.16%)	(1.16%)	(1.16%)
Total annual fund operating expenses after expense reimbursement		1.63%	2.38%	2.38%	2.13%	1.88%	1.38%
[1]	Management fees are subject to a performance adjustment.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 8/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example PUTNAM ASIA PACIFIC EQUITY FUND (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	731	741	341	558	191	140
3 years	1,287	1,278	978	1,223	830	680
5 years	1,867	1,937	1,737	1,910	1,495	1,246
10 years	3,435	3,565	3,733	3,734	3,274	2,788

Expense Example, No Redemption PUTNAM ASIA PACIFIC EQUITY FUND (USD $)	Class B	Class C
1 year	241	241
3 years	978	978
5 years	1,737	1,737
10 years	3,565	3,733

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 130%.
Investments
We invest mainly in equity securities (growth or value stocks or both) of Asian or Pacific Basin companies of any size that we believe have favorable investment potential. We may invest in both developed countries and emerging markets, although under normal circumstances we focus on emerging markets. This means that we invest primarily in equity securities of Asian or Pacific Basin companies other than Japanese, Australian or New Zealand companies, although we may invest in companies in those countries. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Investments in a single region may be affected by common economic forces and other factors. In addition, events in any one country within the region may impact the other countries or the region as a whole. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/12	6.66%
Best calendar quarter Q3 2010	15.45%
Worst calendar quarter Q3 2011	-29.97%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns PUTNAM ASIA PACIFIC EQUITY FUND	1 year	Since Inception	Inception Date
Class A	(29.16%)	(0.89%)	Jun 12, 2009
Class A after taxes on distributions	(31.01%)	(2.91%)	Jun 12, 2009
Class A after taxes on distributions and sale of fund shares	(17.26%)	(1.33%)	Jun 12, 2009
Class B	(28.61%)	(0.29%)	Jun 12, 2009
Class C	(26.03%)	0.67%	Jun 12, 2009
Class M	(27.83%)	(0.46%)	Jun 12, 2009
Class R	(25.05%)	1.16%	Jun 12, 2009
Class Y	(24.72%)	1.64%	Jun 12, 2009
MSCI All Country Asia ex-Japan Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	(17.31%)	8.20%	Jun 12, 2009

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug 30, 2012
PUTNAM ASIA PACIFIC EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Asia Pacific Equity Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 130%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in equity securities (growth or value stocks or both) of Asian or Pacific Basin companies of any size that we believe have favorable investment potential. We may invest in both developed countries and emerging markets, although under normal circumstances we focus on emerging markets. This means that we invest primarily in equity securities of Asian or Pacific Basin companies other than Japanese, Australian or New Zealand companies, although we may invest in companies in those countries. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Investments in a single region may be affected by common economic forces and other factors. In addition, events in any one country within the region may impact the other countries or the region as a whole. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/12	6.66%
Best calendar quarter Q3 2010	15.45%
Worst calendar quarter Q3 2011	-29.97%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.97%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
PUTNAM ASIA PACIFIC EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.79%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.63%
1 year	rr_ExpenseExampleYear01	731
3 years	rr_ExpenseExampleYear03	1,287
5 years	rr_ExpenseExampleYear05	1,867
10 years	rr_ExpenseExampleYear10	3,435
2010	rr_AnnualReturn2010	16.20%
2011	rr_AnnualReturn2011	(24.82%)
1 year	rr_AverageAnnualReturnYear01	(29.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
PUTNAM ASIA PACIFIC EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.54%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.38%
1 year	rr_ExpenseExampleYear01	741
3 years	rr_ExpenseExampleYear03	1,278
5 years	rr_ExpenseExampleYear05	1,937
10 years	rr_ExpenseExampleYear10	3,565
1 year	rr_ExpenseExampleNoRedemptionYear01	241
3 years	rr_ExpenseExampleNoRedemptionYear03	978
5 years	rr_ExpenseExampleNoRedemptionYear05	1,737
10 years	rr_ExpenseExampleNoRedemptionYear10	3,565
1 year	rr_AverageAnnualReturnYear01	(28.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
PUTNAM ASIA PACIFIC EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.54%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.38%
1 year	rr_ExpenseExampleYear01	341
3 years	rr_ExpenseExampleYear03	978
5 years	rr_ExpenseExampleYear05	1,737
10 years	rr_ExpenseExampleYear10	3,733
1 year	rr_ExpenseExampleNoRedemptionYear01	241
3 years	rr_ExpenseExampleNoRedemptionYear03	978
5 years	rr_ExpenseExampleNoRedemptionYear05	1,737
10 years	rr_ExpenseExampleNoRedemptionYear10	3,733
1 year	rr_AverageAnnualReturnYear01	(26.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
PUTNAM ASIA PACIFIC EQUITY FUND | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	1.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.29%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.13%
1 year	rr_ExpenseExampleYear01	558
3 years	rr_ExpenseExampleYear03	1,223
5 years	rr_ExpenseExampleYear05	1,910
10 years	rr_ExpenseExampleYear10	3,734
1 year	rr_AverageAnnualReturnYear01	(27.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
PUTNAM ASIA PACIFIC EQUITY FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.88%
1 year	rr_ExpenseExampleYear01	191
3 years	rr_ExpenseExampleYear03	830
5 years	rr_ExpenseExampleYear05	1,495
10 years	rr_ExpenseExampleYear10	3,274
1 year	rr_AverageAnnualReturnYear01	(25.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
PUTNAM ASIA PACIFIC EQUITY FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	1.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.54%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.38%
1 year	rr_ExpenseExampleYear01	140
3 years	rr_ExpenseExampleYear03	680
5 years	rr_ExpenseExampleYear05	1,246
10 years	rr_ExpenseExampleYear10	2,788
1 year	rr_AverageAnnualReturnYear01	(24.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
PUTNAM ASIA PACIFIC EQUITY FUND | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(31.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
PUTNAM ASIA PACIFIC EQUITY FUND | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(17.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009
PUTNAM ASIA PACIFIC EQUITY FUND | MSCI All Country Asia ex-Japan Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(17.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2009

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Management fees are subject to a performance adjustment.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 8/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[4]	This charge is phased out over six years.
[5]	This charge is eliminated after one year.

PUTNAM CAPITAL SPECTRUM FUND
Fund summaries Putnam Capital Spectrum Fund
Goal
Putnam Capital Spectrum Fund seeks total return.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 22 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees PUTNAM CAPITAL SPECTRUM FUND	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PUTNAM CAPITAL SPECTRUM FUND		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Total annual fund operating expenses		1.32%	2.07%	2.07%	1.82%	1.57%	1.07%
[1]	Management fees are subject to a performance adjustment.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example PUTNAM CAPITAL SPECTRUM FUND (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	702	710	310	528	160	109
3 years	969	949	649	902	496	340
5 years	1,257	1,314	1,114	1,301	855	590
10 years	2,074	2,208	2,400	2,412	1,867	1,306

Expense Example, No Redemption PUTNAM CAPITAL SPECTRUM FUND (USD $)	Class B	Class C
1 year	210	210
3 years	649	649
5 years	1,114	1,114
10 years	2,208	2,400

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 97%.
Investments
We invest a majority of the fund's assets in equity and fixed-income securities, including floating and fixed rate bank loans and both growth and value stocks, of leveraged small and midsize U.S. companies that we believe have favorable investment potential. These companies employ significant leverage in their capital structure through borrowing from banks or other lenders or through issuing fixed-income, convertible or preferred equity securities, and their fixed income securities are often rated below-investment-grade (sometimes referred to as "junk bonds"). We may also invest in fixed income securities of other issuers, in companies of any size and in companies that are not leveraged. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also engage in short sales of securities.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of stocks and bonds in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The risks associated with bond investments include interest rate risk, which means the prices of the fund's investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund's investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund's investments), which may be considered speculative. Our focus on leveraged companies and the fund's "non-diversified" status, which means that the fund has the ability to invest a greater percentage of its assets in fewer issuers than a "diversified" fund, can increase the fund's vulnerability to these factors. Our use of short selling may increase these risks.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/12	10.48%
Best calendar quarter Q4 2010	11.97%
Worst calendar quarter Q3 2011	-16.17%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns PUTNAM CAPITAL SPECTRUM FUND	1 year	Since Inception	Inception Date
Class A	2.52%	18.85%	May 18, 2009
Class A after taxes on distributions	1.53%	17.46%	May 18, 2009
Class A after taxes on distributions and sale of fund shares	2.12%	15.59%	May 18, 2009
Class B	2.90%	19.82%	May 18, 2009
Class C	6.89%	20.66%	May 18, 2009
Class M	4.42%	19.35%	May 18, 2009
Class R	8.43%	21.27%	May 18, 2009
Class Y	9.00%	21.89%	May 18, 2009
Putnam Capital Spectrum Blended Index (no deduction for fees, expenses or taxes)	4.97%	18.20%	May 18, 2009

The Putnam Capital Spectrum Blended Index is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the S&P 500 Index and 50% of which is the JPMorgan Developed High Yield Index.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug 30, 2012
PUTNAM CAPITAL SPECTRUM FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summaries Putnam Capital Spectrum Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Capital Spectrum Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 22 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 97%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 22 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest a majority of the fund's assets in equity and fixed-income securities, including floating and fixed rate bank loans and both growth and value stocks, of leveraged small and midsize U.S. companies that we believe have favorable investment potential. These companies employ significant leverage in their capital structure through borrowing from banks or other lenders or through issuing fixed-income, convertible or preferred equity securities, and their fixed income securities are often rated below-investment-grade (sometimes referred to as "junk bonds"). We may also invest in fixed income securities of other issuers, in companies of any size and in companies that are not leveraged. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also engage in short sales of securities.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of stocks and bonds in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The risks associated with bond investments include interest rate risk, which means the prices of the fund's investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund's investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund's investments), which may be considered speculative. Our focus on leveraged companies and the fund's "non-diversified" status, which means that the fund has the ability to invest a greater percentage of its assets in fewer issuers than a "diversified" fund, can increase the fund's vulnerability to these factors. Our use of short selling may increase these risks.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/12	10.48%
Best calendar quarter Q4 2010	11.97%
Worst calendar quarter Q3 2011	-16.17%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.17%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Putnam Capital Spectrum Blended Index is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the S&P 500 Index and 50% of which is the JPMorgan Developed High Yield Index.

		After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
PUTNAM CAPITAL SPECTRUM FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
1 year	rr_ExpenseExampleYear01	702
3 years	rr_ExpenseExampleYear03	969
5 years	rr_ExpenseExampleYear05	1,257
10 years	rr_ExpenseExampleYear10	2,074
2010	rr_AnnualReturn2010	21.64%
2011	rr_AnnualReturn2011	8.77%
1 year	rr_AverageAnnualReturnYear01	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	18.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM CAPITAL SPECTRUM FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
1 year	rr_ExpenseExampleYear01	710
3 years	rr_ExpenseExampleYear03	949
5 years	rr_ExpenseExampleYear05	1,314
10 years	rr_ExpenseExampleYear10	2,208
1 year	rr_ExpenseExampleNoRedemptionYear01	210
3 years	rr_ExpenseExampleNoRedemptionYear03	649
5 years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 years	rr_ExpenseExampleNoRedemptionYear10	2,208
1 year	rr_AverageAnnualReturnYear01	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	19.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM CAPITAL SPECTRUM FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
1 year	rr_ExpenseExampleYear01	310
3 years	rr_ExpenseExampleYear03	649
5 years	rr_ExpenseExampleYear05	1,114
10 years	rr_ExpenseExampleYear10	2,400
1 year	rr_ExpenseExampleNoRedemptionYear01	210
3 years	rr_ExpenseExampleNoRedemptionYear03	649
5 years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 years	rr_ExpenseExampleNoRedemptionYear10	2,400
1 year	rr_AverageAnnualReturnYear01	6.89%
Since Inception	rr_AverageAnnualReturnSinceInception	20.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM CAPITAL SPECTRUM FUND | CLASS M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
1 year	rr_ExpenseExampleYear01	528
3 years	rr_ExpenseExampleYear03	902
5 years	rr_ExpenseExampleYear05	1,301
10 years	rr_ExpenseExampleYear10	2,412
1 year	rr_AverageAnnualReturnYear01	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	19.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM CAPITAL SPECTRUM FUND | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
1 year	rr_ExpenseExampleYear01	160
3 years	rr_ExpenseExampleYear03	496
5 years	rr_ExpenseExampleYear05	855
10 years	rr_ExpenseExampleYear10	1,867
1 year	rr_AverageAnnualReturnYear01	8.43%
Since Inception	rr_AverageAnnualReturnSinceInception	21.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM CAPITAL SPECTRUM FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	590
10 years	rr_ExpenseExampleYear10	1,306
1 year	rr_AverageAnnualReturnYear01	9.00%
Since Inception	rr_AverageAnnualReturnSinceInception	21.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM CAPITAL SPECTRUM FUND | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	17.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM CAPITAL SPECTRUM FUND | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	15.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM CAPITAL SPECTRUM FUND | Putnam Capital Spectrum Blended Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	18.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Management fees are subject to a performance adjustment.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

PUTNAM EQUITY SPECTRUM FUND
Putnam Equity Spectrum Fund
Goal
Putnam Equity Spectrum Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 22 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees PUTNAM EQUITY SPECTRUM FUND	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PUTNAM EQUITY SPECTRUM FUND		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Total annual fund operating expenses		1.55%	2.30%	2.30%	2.05%	1.80%	1.30%
[1]	Management fees are subject to a performance adjustment.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example PUTNAM EQUITY SPECTRUM FUND (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	724	733	333	551	183	132
3 years	1,036	1,018	718	970	566	412
5 years	1,371	1,430	1,230	1,415	975	713
10 years	2,314	2,448	2,636	2,646	2,116	1,568

Expense Example, No Redemption PUTNAM EQUITY SPECTRUM FUND (USD $)	Class B	Class C
1 year	233	233
3 years	718	718
5 years	1,230	1,230
10 years	2,448	2,636

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 96%.
Investments
We invest a majority of the fund's assets in equity securities of leveraged small and midsize U.S. companies, including both growth and value stocks, that we believe have favorable investment potential. These companies employ significant leverage in their capital structure through borrowing from banks or other lenders or through issuing fixed-income, convertible or preferred equity securities, and their fixed income securities are often rated below-investment-grade (sometimes referred to as "junk bonds"). We may also invest in companies of any size and in companies that are not leveraged. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also engage in short sales of securities.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Our focus on leveraged companies and the fund's "non-diversified" status, which means that the fund has the ability to invest a greater percentage of its assets in fewer issuers than a "diversified" fund, can increase the fund's vulnerability to these factors. Our use of short selling may increase these risks.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/12	9.63%
Best calendar quarter Q4 2010	11.94%
Worst calendar quarter Q3 2011	-16.51%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns PUTNAM EQUITY SPECTRUM FUND	1 year	Since Inception	Inception Date
Class A	2.90%	22.47%	May 18, 2009
Class A after taxes on distributions	1.82%	21.43%	May 18, 2009
Class A after taxes on distributions and sale of fund shares	2.59%	19.05%	May 18, 2009
Class B	3.38%	23.55%	May 18, 2009
Class C	7.35%	24.37%	May 18, 2009
Class M	4.81%	22.99%	May 18, 2009
Class R	8.91%	24.99%	May 18, 2009
Class Y	9.47%	25.61%	May 18, 2009
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	15.53%	May 18, 2009

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug 30, 2012
PUTNAM EQUITY SPECTRUM FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Equity Spectrum Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Equity Spectrum Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 22 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 96%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 22 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest a majority of the fund's assets in equity securities of leveraged small and midsize U.S. companies, including both growth and value stocks, that we believe have favorable investment potential. These companies employ significant leverage in their capital structure through borrowing from banks or other lenders or through issuing fixed-income, convertible or preferred equity securities, and their fixed income securities are often rated below-investment-grade (sometimes referred to as "junk bonds"). We may also invest in companies of any size and in companies that are not leveraged. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also engage in short sales of securities.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Our focus on leveraged companies and the fund's "non-diversified" status, which means that the fund has the ability to invest a greater percentage of its assets in fewer issuers than a "diversified" fund, can increase the fund's vulnerability to these factors. Our use of short selling may increase these risks.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/12	9.63%
Best calendar quarter Q4 2010	11.94%
Worst calendar quarter Q3 2011	-16.51%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
PUTNAM EQUITY SPECTRUM FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.89%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
1 year	rr_ExpenseExampleYear01	724
3 years	rr_ExpenseExampleYear03	1,036
5 years	rr_ExpenseExampleYear05	1,371
10 years	rr_ExpenseExampleYear10	2,314
2010	rr_AnnualReturn2010	23.59%
2011	rr_AnnualReturn2011	9.17%
1 year	rr_AverageAnnualReturnYear01	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	22.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM EQUITY SPECTRUM FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.89%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.30%
1 year	rr_ExpenseExampleYear01	733
3 years	rr_ExpenseExampleYear03	1,018
5 years	rr_ExpenseExampleYear05	1,430
10 years	rr_ExpenseExampleYear10	2,448
1 year	rr_ExpenseExampleNoRedemptionYear01	233
3 years	rr_ExpenseExampleNoRedemptionYear03	718
5 years	rr_ExpenseExampleNoRedemptionYear05	1,230
10 years	rr_ExpenseExampleNoRedemptionYear10	2,448
1 year	rr_AverageAnnualReturnYear01	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	23.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM EQUITY SPECTRUM FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.89%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.30%
1 year	rr_ExpenseExampleYear01	333
3 years	rr_ExpenseExampleYear03	718
5 years	rr_ExpenseExampleYear05	1,230
10 years	rr_ExpenseExampleYear10	2,636
1 year	rr_ExpenseExampleNoRedemptionYear01	233
3 years	rr_ExpenseExampleNoRedemptionYear03	718
5 years	rr_ExpenseExampleNoRedemptionYear05	1,230
10 years	rr_ExpenseExampleNoRedemptionYear10	2,636
1 year	rr_AverageAnnualReturnYear01	7.35%
Since Inception	rr_AverageAnnualReturnSinceInception	24.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM EQUITY SPECTRUM FUND | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.89%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
1 year	rr_ExpenseExampleYear01	551
3 years	rr_ExpenseExampleYear03	970
5 years	rr_ExpenseExampleYear05	1,415
10 years	rr_ExpenseExampleYear10	2,646
1 year	rr_AverageAnnualReturnYear01	4.81%
Since Inception	rr_AverageAnnualReturnSinceInception	22.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM EQUITY SPECTRUM FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.89%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
1 year	rr_ExpenseExampleYear01	183
3 years	rr_ExpenseExampleYear03	566
5 years	rr_ExpenseExampleYear05	975
10 years	rr_ExpenseExampleYear10	2,116
1 year	rr_AverageAnnualReturnYear01	8.91%
Since Inception	rr_AverageAnnualReturnSinceInception	24.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM EQUITY SPECTRUM FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.89%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	132
3 years	rr_ExpenseExampleYear03	412
5 years	rr_ExpenseExampleYear05	713
10 years	rr_ExpenseExampleYear10	1,568
1 year	rr_AverageAnnualReturnYear01	9.47%
Since Inception	rr_AverageAnnualReturnSinceInception	25.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM EQUITY SPECTRUM FUND | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	21.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM EQUITY SPECTRUM FUND | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	19.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
PUTNAM EQUITY SPECTRUM FUND | S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	15.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Management fees are subject to a performance adjustment.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

PUTNAM MULTI-CAP CORE FUND
Fund summary
Goal
Putnam Multi-Cap Core Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees PUTNAM MULTI-CAP CORE FUND	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 8/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PUTNAM MULTI-CAP CORE FUND		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and service (12b-1) fees	[1]	0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[1]	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%
Total annual fund operating expenses	[1]	2.82%	3.57%	3.57%	3.32%	3.07%	2.57%
Expense reimbursement	[1]	(1.48%)	(1.48%)	(1.48%)	(1.48%)	(1.48%)	(1.48%)
Total annual fund operating expenses after expense reimbursement	[1]	1.34%	2.09%	2.09%	1.84%	1.59%	1.09%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 8/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example PUTNAM MULTI-CAP CORE FUND (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	704	712	312	530	162	111
3 years	1,267	1,257	957	1,203	809	658
5 years	1,855	1,924	1,724	1,897	1,481	1,232
10 years	3,440	3,571	3,739	3,740	3,280	2,794

Expense Example, No Redemption PUTNAM MULTI-CAP CORE FUND (USD $)	Class B	Class C
1 year	212	212
3 years	957	957
5 years	1,724	1,724
10 years	3,571	3,739

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 97%.
Investments
We invest mainly in common stocks (growth or value stocks or both) of U.S. companies of any size that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/12	8.65%
Best calendar quarter Q4 2011	12.91%
Worst calendar quarter Q3 2011	-17.17%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns PUTNAM MULTI-CAP CORE FUND	1 year	Since Inception	Inception Date
Class A	(5.55%)	7.95%	Sep 24, 2010
Class A after taxes on distributions	(7.00%)	6.22%	Sep 24, 2010
Class A after taxes on distributions and sale of fund shares	(3.25%)	5.94%	Sep 24, 2010
Class B	(5.27%)	9.15%	Sep 24, 2010
Class C	(1.52%)	12.26%	Sep 24, 2010
Class M	(3.84%)	9.38%	Sep 24, 2010
Class R	(0.05%)	12.83%	Sep 24, 2010
Class Y	0.46%	13.37%	Sep 24, 2010
Russell 3000 Index (no deduction for fees, expenses or taxes)	1.03%	9.60%	Sep 24, 2010

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug 30, 2012
PUTNAM MULTI-CAP CORE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Multi-Cap Core Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 97%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in common stocks (growth or value stocks or both) of U.S. companies of any size that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments and value stocks may fail to rebound.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/12	8.65%
Best calendar quarter Q4 2011	12.91%
Worst calendar quarter Q3 2011	-17.17%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.17%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
PUTNAM MULTI-CAP CORE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	2.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.82%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.34%	[2]
1 year	rr_ExpenseExampleYear01	704
3 years	rr_ExpenseExampleYear03	1,267
5 years	rr_ExpenseExampleYear05	1,855
10 years	rr_ExpenseExampleYear10	3,440
2011	rr_AnnualReturn2011	0.21%
1 year	rr_AverageAnnualReturnYear01	(5.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
PUTNAM MULTI-CAP CORE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other expenses	rr_OtherExpensesOverAssets	2.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.57%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.09%	[2]
1 year	rr_ExpenseExampleYear01	712
3 years	rr_ExpenseExampleYear03	1,257
5 years	rr_ExpenseExampleYear05	1,924
10 years	rr_ExpenseExampleYear10	3,571
1 year	rr_ExpenseExampleNoRedemptionYear01	212
3 years	rr_ExpenseExampleNoRedemptionYear03	957
5 years	rr_ExpenseExampleNoRedemptionYear05	1,724
10 years	rr_ExpenseExampleNoRedemptionYear10	3,571
1 year	rr_AverageAnnualReturnYear01	(5.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
PUTNAM MULTI-CAP CORE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other expenses	rr_OtherExpensesOverAssets	2.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.57%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.09%	[2]
1 year	rr_ExpenseExampleYear01	312
3 years	rr_ExpenseExampleYear03	957
5 years	rr_ExpenseExampleYear05	1,724
10 years	rr_ExpenseExampleYear10	3,739
1 year	rr_ExpenseExampleNoRedemptionYear01	212
3 years	rr_ExpenseExampleNoRedemptionYear03	957
5 years	rr_ExpenseExampleNoRedemptionYear05	1,724
10 years	rr_ExpenseExampleNoRedemptionYear10	3,739
1 year	rr_AverageAnnualReturnYear01	(1.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
PUTNAM MULTI-CAP CORE FUND | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other expenses	rr_OtherExpensesOverAssets	2.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.32%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.84%	[2]
1 year	rr_ExpenseExampleYear01	530
3 years	rr_ExpenseExampleYear03	1,203
5 years	rr_ExpenseExampleYear05	1,897
10 years	rr_ExpenseExampleYear10	3,740
1 year	rr_AverageAnnualReturnYear01	(3.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
PUTNAM MULTI-CAP CORE FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Other expenses	rr_OtherExpensesOverAssets	2.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.07%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.59%	[2]
1 year	rr_ExpenseExampleYear01	162
3 years	rr_ExpenseExampleYear03	809
5 years	rr_ExpenseExampleYear05	1,481
10 years	rr_ExpenseExampleYear10	3,280
1 year	rr_AverageAnnualReturnYear01	(0.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
PUTNAM MULTI-CAP CORE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.56%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets		[2]
Other expenses	rr_OtherExpensesOverAssets	2.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.57%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.09%	[2]
1 year	rr_ExpenseExampleYear01	111
3 years	rr_ExpenseExampleYear03	658
5 years	rr_ExpenseExampleYear05	1,232
10 years	rr_ExpenseExampleYear10	2,794
1 year	rr_AverageAnnualReturnYear01	0.46%
Since Inception	rr_AverageAnnualReturnSinceInception	13.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
PUTNAM MULTI-CAP CORE FUND | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(7.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
PUTNAM MULTI-CAP CORE FUND | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
PUTNAM MULTI-CAP CORE FUND | Russell 3000 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 8/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug 30, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2012